Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,333.4)	$ (4,133.6)	$ (3,700.9)
Other comprehensive income before reclassifications	(638.8)	985.1	(275.9)
Amounts reclassified from accumulated other comprehensive income	(141.2)	(184.9)	(156.8)
Current period other comprehensive income	(780.0)	800.2	(432.7)
Ending balance	(4,113.4)	(3,333.4)	(4,133.6)
Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(676.8)	(634.3)	(649.1)
Other comprehensive income before reclassifications	(61.0)	(42.5)	14.8
Current period other comprehensive income	(61.0)	(42.5)	14.8
Ending balance	(737.8)	(676.8)	(634.3)
Postretirement Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,656.6)	(3,499.3)	(3,051.8)
Other comprehensive income before reclassifications	(577.8)	1,027.6	(290.7)
Amounts reclassified from accumulated other comprehensive income	(141.2)	(184.9)	(156.8)
Current period other comprehensive income	(719.0)	842.7	(447.5)
Ending balance	$ (3,375.6)	$ (2,656.6)	$ (3,499.3)